Fixed Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fixed Assets (Textual)
Depreciation expense	$ 63,794	$ 60,337	$ 254,608	$ 248,877
Depreciation allocated to cost of sales			$ 14,383	$ 25,667